Borrowings	12 Months Ended
Dec. 31, 2020
Borrowings By Type [Abstract]
Borrowings

22 Borrowings

Accounting policy

Borrowings are recorded initially at fair value and subsequently carried at amortised cost, other than fixed rate borrowings in designated hedging relationships for which the carrying amount of the hedged portion of the borrowings is subsequently adjusted for the gain or loss attributable to the hedged risk. When the related derivative in such a hedging relationship expires, is sold or terminated, or no longer qualifies for hedge accounting, the cumulative change in fair value of the hedged borrowing is amortised in the income statement over the period to maturity of the borrowing using the effective interest method.

	2020			2019
	Falling due within 1 year £m	Falling due in more than 1 year £m	Total £m	Falling due within 1 year £m	Falling due in more than 1 year £m	Total £m
Financial liabilities measured at amortised cost:
Short-term bank loans, overdrafts and commercial paper	307	—	307	779	—	779
Term debt	—	4,147	4,147	716	1,792	2,508
Lease liabilities	92	183	275	93	249	342
Term debt in fair value hedging relationships	448	1,721	2,169	472	2,080	2,552
Term debt previously in fair value hedging relationships	—	225	225	—	233	233
Total	847	6,276	7,123	2,060	4,354	6,414

The total fair value of financial liabilities measured at amortised cost (excluding lease liabilities) is £4,843m (2019: £3,491m). The total fair value of term debt in fair value hedging relationships is £2,235m (2019: £2,629m). The total fair value of term debt previously in fair value hedging relationships is £270m (2019: £276m).

RELX PLC has given guarantees in respect of certain long-term and short-term borrowings issued by subsidiaries. Included within term debt above are debt securities issued by RELX Capital Inc., a 100% indirectly owned finance subsidiary of RELX PLC, which have been registered with the US Securities and Exchange Commission. RELX PLC has fully and unconditionally guaranteed these securities, which are not guaranteed by any other subsidiary of RELX PLC.

Analysis by year of repayment

	2020				2019
	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m
Within 1 year	307	448	92	847	779	1,188	93	2,060
Within 1 to 2 years	—	32	47	79	—	425	87	512
Within 2 to 3 years	—	651	44	695	—	33	57	90
Within 3 to 4 years	—	1,082	37	1,119	—	658	47	705
Within 4 to 5 years	—	673	28	701	—	433	29	462
After 5 years	—	3,655	27	3,682	—	2,556	29	2,585
After 1 year	—	6,093	183	6,276	—	4,105	249	4,354
Total	307	6,541	275	7,123	779	5,293	342	6,414

Short-term bank loans, overdrafts and commercial paper were backed up at 31 December 2020 by a $3,000m (£2,198m) committed bank facility, consisting of tranches of: $31m maturing in 2021,   $1,263m maturing in 2023 and $1,706m maturing in 2024, and a JPY 62.5bn ($605m, £443m) committed bank facility maturing in 2021. The committed bank facilities were undrawn.

Analysis by currency

	2020				2019
	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m
US dollars	228	2,751	120	3,099	309	2,915	168	3,392
£ sterling	9	—	60	69	—	—	71	71
Euro	20	3,790	61	3,871	423	2,378	70	2,871
Other currencies	50	—	34	84	47	—	33	80
Total	307	6,541	275	7,123	779	5,293	342	6,414

22 Borrowings (continued)

Included in the US dollar amounts for term debt above is £560m (2019: £525m) of debt denominated in euros (€600m) (2019: €600m) that was swapped into US dollars on issuance and against which there are related derivative financial instruments, which, as at 31 December 2020, had a fair value of £70m (2019: £21m).